Stock-Based Compensation (Deferred Compensation Program) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount of compensation deferred during 2020	$ 14.6	$ 14.6
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount of compensation deferred during 2020	0.8
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount of compensation deferred during 2020	6.9
Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount of compensation deferred during 2020	$ 0.9